Assets Classified as Held for Sale	12 Months Ended
Mar. 31, 2018
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Assets Classified as Held for Sale
8.	ASSETS CLASSIFIED AS HELD FOR SALE

The assets classified as held for sale represented a non-strategic facility that was sold on September 13, 2017, for $7,000 which equated to its carrying amount after adjusting for the deferred tax liability of $820. The Company has agreed to provide transitional services to the purchaser and has entered into a three-year supply agreement to provide medical cannabis and cannabis extracts to the purchaser.